SUPPLEMENT DATED JANUARY 31, 2005 TO THE
                        FIRST INVESTORS LIFE SERIES FUND

                                 BLUE CHIP FUND
                              CASH MANAGEMENT FUND
                                 DISCOVERY FUND
                               FOCUSED EQUITY FUND
                                 GOVERNMENT FUND
                                   GROWTH FUND
                                 HIGH YIELD FUND
                          INTERNATIONAL SECURITIES FUND
                              INVESTMENT GRADE FUND
                            TARGET MATURITY 2007 FUND
                            TARGET MATURITY 2010 FUND
                            TARGET MATURITY 2015 FUND
                                   VALUE FUND

                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2004
                      --------------------------------------

FOR THE FIRST  INVESTORS  LIFE SERIES FUND  STATEMENT OF ADDITIONAL  INFORMATION
PART I - DATED MAY 1, 2004:

          1. Replace Appendix "A" for the Life Series High Yield Fund on page I-A-7 with the attached Appendix "A."

          2. Replace Appendix "A" for the Life Series Investment Grade Fund on page I-A-9 with the attached Appendix "A."

          3. Add the following section to the end of Appendix "B" on page I-B-4:

          9. SYNDICATED BANK LOANS. The High Yield Fund may invest up to 10% of its total assets in syndicated bank loans.

FOR THE FIRST INVESTORS LIFE SERIES FUND STATEMENT OF ADDITIONAL INFORMATION
PART II - DATED MAY 1, 2004:

          1. Add the following sections following "D. High Yield Securities" under "Descriptions of Investment Strategies and Risks - I. Debt Securities" on page II-3:


          E. Income Deposit Securities ("IDSs"). An IDS represents two separate securities, a share of common stock and a debt security issued by the same company, that are combined into one unit that trades like a stock on an exchange. Generally, the holder of an IDS has the right to separate the IDS into the share of common stock and the note represented thereby within a designated number of days following the closing of an offering or upon the occurrence of a change of control.

          IDSs are subject to the same risks as the underlying securities that make up an IDS. There may be a thinner and less active market for IDSs than that available for higher quality securities. An issuer's indebtedness could restrict its ability to pay interest and principal on the notes, pay dividends on the stock, and impact financing options and liquidity positions.

          F. Syndicated Bank Loans. A Fund may invest up to 10% of its total assets in syndicated bank loans. An investment in a syndicated bank loan does not violate a Fund's fundamental investment policy against making loans because syndicated bank loans are sold to institutional investors and trade like other debt instruments. Syndicated bank loan participations are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with the purchasing participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, a Fund will be subject to credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

          Investments in syndicated bank loans present the possibility that a Fund could be held liable as co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, a Fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Fund anticipates that syndicated bank loans could be sold only to a limited number of institutional investors. In addition, some syndicated bank loans may not be rated by major rating agencies and may not be protected by the securities laws.

          Investments in syndicated bank loans involve risk of loss in case of default or insolvency of the borrower. Syndicated bank loans may not be readily marketable and may be subject to restrictions on resale.

          2. Add the following section to the end of "Description of Investment Strategies and Risks - II. Equity Securities" on page II-7:

          E. Income Deposit Securities  ("IDSs").  For a discussion of IDSs, see
Section I. Debt Securities - E. Income Deposit Securities.

Investment Strategies Used by the First Investors Life Series Funds

Life Series Investment Grade Fund                                |X|    Fund uses or             -  Fund does not
                                                                        currently                   currently
                                                                        anticipates                 anticipate
                                                                        using                       using
----------------------------------------------------------------------------------------------------------------
Debt Securities                                                       |X|
     Commercial Paper and Other Short-Term Investments                |X|
     Corporate Bonds and Notes                                        |X|
     Convertible Debt Securities                                       -
     High Yield Securities                                            |X|
     Mortgage-Backed Securities                                        -
     Other Asset-Backed Securities                                    |X|
     Municipal Securities                                             |X|
     Syndicated Bank Loans                                             -
     U.S. Government Securities                                       |X|
     Variable and Floating Rate Securities                            |X|
     Zero Coupon and Pay-In-Kind Bonds                                |X|
Equity Securities                                                     |X|
     Common Stocks, Preferred Stocks, and Warrants                    |X|
     Shares of Other Investment Companies                              -
     Shares of Exchange Traded Funds*                                  -
     Real Estate Investment Trusts                                     -
Foreign Securities Exposure                                           |X|
     Depository Receipts                                               -
     Foreign Securities Traded in the U.S.                            |X|
     Foreign Securities Traded in Foreign Markets                      -
     Foreign Securities Traded in Emerging Markets                     -
Derivatives                                                            -
     Credit-Linked Securities                                          -
     Inverse Floaters                                                  -
     Interest Rate Swaps                                               -
Restricted and Illiquid Securities                                    |X|
When-Issued Securities                                                 -
Options                                                                -
Futures                                                                -
Repurchase Agreements                                                  -
Temporary Borrowing                                                   |X|
Temporary Defensive Investments                                       |X|

* May invest only if the company is not organized as an Investment Company.

                                      I-A-9

Investment Strategies Used by the First Investors Life Series Funds

Investment Strategies Used by the First Investors Life Series Funds

Life Series High Yield Fund                                       |X| Fund uses or               -  Fund does not
                                                                      currently                     currently
                                                                      anticipates                   anticipate
                                                                      using                         using
----------------------------------------------------------------------------------------------------------------

Debt Securities                                                       |X|
     Commercial Paper and Other Short-Term Investments                |X|
     Corporate Bonds and Notes                                        |X|
     Convertible Debt Securities                                      |X|
     High Yield Securities                                            |X|
     Mortgage-Backed Securities                                        -
     Other Asset-Backed Securities                                    |X|
     Municipal Securities                                              -
     Syndicated Bank Loans                                            |X|
     U.S. Government Securities                                       |X|
     Variable and Floating Rate Securities                            |X|
     Zero Coupon and Pay-In-Kind Bonds                                |X|
Equity Securities                                                     |X|
     Common Stocks, Preferred Stocks, and Warrants                    |X|
     Shares of Other Investment Companies                              -
     Shares of Exchange Traded Funds*                                  -
     Real Estate Investment Trusts                                     -
Foreign Securities Exposure                                           |X|
     Depository Receipts                                               -
     Foreign Securities Traded in the U.S.                            |X|
     Foreign Securities Traded in Foreign Markets                     |X|
     Foreign Securities Traded in Emerging Markets                     -
Derivatives                                                           |X|
     Credit-Linked Securities                                         |X|
     Inverse Floaters                                                 -
     Interest Rate Swaps                                              -
Restricted and Illiquid Securities                                    |X|
When-Issued Securities                                                 -
Stand-By Commitments                                                   -
Options                                                                -
Futures                                                                -
Repurchase Agreements                                                  -
Temporary Borrowing                                                   |X|
Temporary Defensive Investments                                       |X|


* May invest only if the company is not organized as an Investment Company.

                                  I-A-7